IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2022
IMPAIRMENT
Schedule of property, plant and equipment impairment expense

($ thousands)	2022	2021	2020
Crude oil and natural gas properties:
U.S. cost centre	$—	$—	$650,780
Canada cost centre	—	3,420	100,943
Total impairment expense	$—	$3,420	$751,723

Schedule of 12-month average trailing benchmark prices and exchange rates used in the ceiling tests

	WTI Crude Oil	Edm Light Crude	U.S. Henry Hub Gas	Exchange Rate
Period	$/bbl	CDN$/bbl	$/Mcf	CDN$/US$
2022	$94.14	$119.13	$6.25	0.77
2021	66.55	78.15	3.64	0.80
2020	39.54	45.56	2.00	0.75